Shareholder Fees - FidelityAdvisorValueStrategiesFund-KPRO	Jan. 29, 2024 USD ($)
FidelityAdvisorValueStrategiesFund-KPRO | Fidelity Advisor Value Strategies Fund
Shareholder Fees:
(fees paid directly from your investment)	none